Equity incentive plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Fair Value Of Incentive Grants

	As of December 31,
	2021	2020
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.40%	2.20%
Expected life in years	3.00	3.00
Expected volatility	48.20%	28.70%

Schedule Of Incentive Unit Activity

Units
Outstanding - January 1, 2020	2,848,050
Granted	176,117
Forfeited/redeemed	(6,976)
Outstanding - December 31, 2020	3,017,191
Granted	214,642
Forfeited/redeemed	(147,183)
Outstanding - December 31, 2021	3,084,650

Vested - December 31, 2021	2,886,439

Schedule Of Non vested Incentive Units

	Units	Weighted Average Grant Date Fair Value
Nonvested - December 31, 2021	198,210	$10.25
Granted
Vested	(14,213)	4.08
Forfeited/redeemed	-	-
Nonvested - March 31, 2022	183,997	$10.73

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2020	244,964	3.49
Granted	176,117	4.08
Vested	(138,659)	3.37
Forfeited/redeemed	(6,976)	4.08
Nonvested - December 31, 2020	275,446	3.91
Granted	214,642	13.40
Vested	(144,695)	3.75
Forfeited/redeemed	(147,183)	9.36
Nonvested - December 31, 2021	198,210	$10.25

Rubicon Technologies L L C [Member] | Rubicon [Member]
Schedule Of Incentive Unit Activity

Units
Outstanding – December 31, 2021	3,084,650
Granted	-
Forfeited/redeemed
Outstanding – March 31, 2022	3,084,650

Vested – March 31, 2022	2,900,653